Going Concern Evaluation - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 CAD ($)
Corporate debt and other borrowings [Line Items]
Expected shareholder distributions for an accumulated amount	€ (2.3)
Assumption in a pessimistic scenario to analyze future cash needs percentage of reduction in additional dividends from infrastructure project companies airport and toll roads division in the airport	50.00%
Assumption in a pessimistic scenario to analyze future cash of decrease per annum of the construction business cash flows in terms of 2022 working capital excluding provisions and lease payments	€ (200,000,000)
Assumption in a pessimistic scenario to analyze future cash needs percentage of elimination of divestment of stake in heathrow airport	5.25%
Assumption in a pessimistic scenario to analyze future cash needs contingent capital contributions per annum	€ 100,000,000
Cash and cash equivalents excluding infrastructure projects	4,653,000,000	€ 4,585,000,000	$ 207
Notional amount	6,438,000,000	4,990,000
Exinfrastructure project [Member]
Corporate debt and other borrowings [Line Items]
Notional amount	2,865,000,000	3,437,000,000
Other borrowings [Member] | Exinfrastructure project [Member]
Corporate debt and other borrowings [Line Items]
Credit drawable	114,000,000	139,000,000
Notional amount	26,000,000	46,000,000
Corporate debt [Member] | Exinfrastructure project [Member]
Corporate debt and other borrowings [Line Items]
Credit drawable	538,000,000	650,000,000
Notional amount	2,839,000,000	€ 3,391,000,000
Heathrow Airport in London [Member]
Corporate debt and other borrowings [Line Items]
Notional amount	€ 2,700,000,000